Vanguard Star(TM) Fund
Semiannual Report--June 30, 2001

BALANCED

[COVER ART]

The Vanguard Group(R)

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY
* Vanguard STAR Fund posted a six-month return of 1.2%, which outpaced those of its comparative measures and the overall stock market.
* Your fund benefited from its significant exposure to bonds and to value stocks, which fared better than the rest of the equity market during the half-year.
* Seven of STAR's nine underlying funds posted higher returns than the average for their respective peer groups.

CONTENTS
 1 Letter from the Chairman
 5 Notice to Shareholders
 6 Fund Profile
 7 Glossary of Investment Terms
 8 Performance Summary
 9 Financial Statements
15 Advantages of Vanguard.com

LETTER
 from the Chairman

Fellow Shareholder,
During the first half of 2001, a difficult period for the stock market, VANGUARD STAR FUND returned 1.2%. While modest, this result was better than the negative returns of its comparative measures and the overall stock market. STAR Fund's balanced approach to investing provided a measure of protection.

-------------------------------------------
TOTAL RETURNS            Six Months Ended
                            June 30, 2001
-------------------------------------------
Vanguard STAR Fund                   1.2%
-------------------------------------------
Composite Fund Average*             -2.5%
-------------------------------------------
STAR Composite Index*               -2.2%
-------------------------------------------
*The STAR Composite Index is weighted 62.5%
Wilshire 5000 Index,  25% Lehman Aggregate
Bond Index, and 12.5% Salomon Smith Barney
3-Month Treasury Index. The Composite  Fund
Average, which is derived from data pro-vided by Lipper Inc., is similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, respectively.

     The table at right presents the six-month total return (capital change plus reinvested dividends) for your fund. It also shows the returns of the STAR Fund's primary benchmarks: a composite average based on returns for mutual fund categories weighted to match STAR's asset allocation guidelines, and a similarly weighted composite of three unmanaged indexes. These are the Wilshire 5000 Total Market Index, a proxy for the entire U.S. stock market; the Lehman Brothers Aggregate Bond Index, a proxy for the taxable U.S. bond market; and the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, which represents short-term investments. The six-month returns for these indexes are in the table on page 2.
     STAR Fund's return is based on a decrease in net asset value from $17.81 per share on December 31, 2000, to $16.86 per share on June 30, 2001, and is adjusted for dividends totaling $0.26 per share paid from net investment income and a distribution of $0.85 per share paid from net realized capital gains.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic activity slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing, moving its target federal funds rate to 3.75%.

     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.

MARKET BAROMETER                                                   Total Returns
                                                     Periods Ended June 30, 2001

                                                   Six         One          Five
                                                Months        Year        Years*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -6.7%      -14.8%         14.5%
Russell 2000 Index (Small-caps)                   6.9         0.6           9.6
Wilshire 5000 Index (Entire market)              -5.8       -15.4          13.1
MSCI EAFE Index (International)                 -14.4       -23.3           3.2
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       3.6%       11.2%          7.5%
Lehman 10 Year Municipal Bond Index               2.8         9.5           6.6
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                          2.5         5.6           5.2
================================================================================
CPI
Consumer Price Index                              2.3%        3.2%          2.6%
================================================================================
*Annualized.

     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers appeared to be sufficient to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-capitalization stocks. The Standard & Poor's 500 Index hit a 29-month low in early April before recovering somewhat and posting a -6.7% return for the half-year. The growth stocks within the index posted an even lower -11.0% return. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.
     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign. (Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

PERFORMANCE OVERVIEW
In absolute terms, the STAR Fund's 1.2% return for the half-year was not noteworthy. However, it was quite good in relation to our standard yardsticks: the composite fund average and the STAR Composite Index, both reflecting the same mix of stocks, bonds, and short-term investments that the STAR Fund holds.
     Our fund is, of course, the sum of its parts. And the individual Vanguard funds that STAR holds achieved good relative results during a turbulent period for the markets. Seven of the nine underlying funds outperformed the average returns of their competitors. The exceptions were the PRIMECAP Fund and the U.S. Growth Fund, both of which lagged their average peers and benchmark indexes during the six months. U.S. Growth, which had a large chunk of its assets in struggling technology stocks, had an especially difficult half-year. As you may know, the fund's trustees have appointed a new investment adviser. Effective June 22, 2001, Alliance Capital Management L.P., based in New York City, replaced Lincoln Capital Management as U.S. Growth's adviser.


                                                                   Total Returns
                                  Percentage of Six                 Months Ended
Vanguard Fund                           STAR Assets                June 30, 2001
--------------------------------------------------------------------------------
STOCK FUNDS
Windsor II                                   27.6%                          1.7%
Windsor                                      15.4                           6.0
Morgan Growth                                 4.9                          -5.6
Explorer                                      4.9                           2.6
PRIMECAP                                      4.9                          -7.2
U.S. Growth                                   4.7                         -25.9
--------------------------------------------------------------------------------
BOND FUNDS
Long-Term Corporate                          12.6%                          3.7%
GNMA                                         12.6                           3.8
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
Short-Term Corporate                         12.4%                          4.5%
--------------------------------------------------------------------------------
COMBINED                                    100.0%                          1.2%
--------------------------------------------------------------------------------

     STAR's holdings in PRIMECAP Fund, U.S. Growth Fund, and Morgan Growth Fund--all of which emphasize growth stocks--posted negative returns during the half-year. Growth stocks, especially those of large-capitalization companies, fared poorly during the first half of 2001, as they had through much of 2000.
     STAR's  three  other  stock  holdings--Windsor,  Windsor  II, and  Explorer
Funds--saw gains. Windsor and Windsor II stayed in the plus column in part because value stocks were the best performers during the difficult period. Explorer Fund got a boost from the relative strength of small-cap stocks. In addition, all three of these funds benefited notably from their managers' good stock selection: Each posted a return several percentage points higher than that of its peer group.
     Finally, STAR's investments in fixed income funds generated solid returns, ranging from 3.7% to 4.5%, for the half-year.
     Our fund's steady performance in an unsteady period for the financial markets testifies to the importance of a balanced and diversified investment approach. Since its inception in 1985, STAR Fund has recorded positive returns in 14 years and negative returns in only 2--1990 and 1994.
     To diversify further, STAR will soon add modest positions in non-U.S. stocks through investments in Vanguard International Growth Fund and Vanguard International Value Fund. The Notice to Shareholders that follows this letter provides more details. The notice also describes a change in STAR Fund's fiscal period.

IN SUMMARY
Diversification and balance--investment principles at the heart of the STAR Fund since its creation more than 16 years ago--once more proved their worth during the first half of 2001. A third enduring principle embodied in the STAR Fund is simplicity--holding a mix of stocks, bonds, and short-term investments in a single portfolio. These three principles are a firm foundation that has helped the fund's shareholders to stay the course toward long-term financial goals, despite numerous storms in the financial markets. We thank you for entrusting your hard-earned money to Vanguard.


Sincerely,

July 9, 2001

[PHOTO]
JOHN J. BRENNAN
Chairman and
Chief Executive Officer

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
At a special meeting on May 22, 2001, shareholders of Vanguard STAR Fund overwhelmingly approved a proposal to increase the flexibility of the fund's investment options. The change allows the fund's trustees to change the Vanguard funds included in STAR's investment program without seeking shareholder approval. It was approved by 87.8% of the shares voted, as follows:

--------------------------------------------------
For                  Against             Abstain
--------------------------------------------------
311,975,592        36,457,984           6,839,438
--------------------------------------------------

     Beginning on August 28, 2001, the STAR Fund will invest in Vanguard International Growth Fund and Vanguard International Value Fund to gain greater diversification through exposure to non-U.S. stocks. Assets to be invested in these two funds will come solely from new cash inflow, so we expect the changes to be very gradual. STAR's overall allocation to stocks, bonds, and short-term investments will remain the same.

FISCAL YEAR-END WILL CHANGE
The fiscal year-end for Vanguard STAR Fund is being changed from December 31 to October 31. The change will not affect the fund's investment objective or policies. Rather, it is part of a wider effort to improve the efficiency and reduce the costs of producing fund reports by spreading the work more evenly throughout the year.
     In December, shareholders of the STAR Fund will receive a fund report covering the ten-month period from December 31, 2000, through October 31, 2001. After that, shareholders will receive a semiannual report each June, covering the six months from November 1 through April 30, and an annual report each December, covering the twelve months through October.

FUND PROFILE                                                 As of June 30, 2001
 for STAR Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 7.

-------------------------------------
FINANCIAL ATTRIBUTES
-------------------------------------
Yield                            3.4%
Expense Ratio                      0%
Average Weighted Expense Ratio* 0.38%
-------------------------------------

---------------------------
EQUITY INVESTMENT FOCUS
[CHART]
MARKET CAP--Large
STYLE--Value
---------------------------

--------------------------------
VOLATILITY MEASURES

                       Wilshire
                Fund       5000
--------------------------------
R-Squared       0.77       1.00
Beta            0.50       1.00
--------------------------------

------------------------------------------
FIXED INCOME
  INVESTMENT FOCUS
[CHART]
CREDIT QUALITY--Investment-Grade Corporate
AVERAGE MATURITY--Medium
------------------------------------------


-----------------------------------------
ALLOCATION TO UNDERLYING
  VANGUARD FUNDS
-----------------------------------------
Windsor II Fund                    27.6%
Windsor Fund                       15.4
Morgan Growth Fund                  4.9
Explorer Fund                       4.9
PRIMECAP Fund                       4.9
U.S. Growth Fund                    4.7
Long-Term Corporate Fund           12.6
GNMA Fund                          12.6
Short-Term Corporate Fund          12.4
----------------------------------------
Total                             100.0%
----------------------------------------

---------------------------
FUND ASSET ALLOCATION
[CHART]
Short-Term Investments--12%
Bonds--26%
Stocks--62%
----------------------------


*For underlying funds; annualized.

[COMPUTER GRAPHIC]
Visit our website
www.vanguard.com
for regularly updated
fund information.

GLOSSARY
  of Investment Terms

Average Weighted Expense Ratio. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
                                       7

PERFORMANCE SUMMARY
 for STAR Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     December 31, 1990-June 30, 2001
--------------------------------------------------------------------------------
                                STAR Fund             Composite*
Fiscal             Capital        Income      Total       Total
Year                Return        Return     Return      Return
--------------------------------------------------------------------------------
1991                 18.1%          6.1%      24.2%       26.9%
1992                  6.3           4.2       10.5         8.0
1993                  7.1           3.8       10.9        10.6
1994                 -4.1           3.9       -0.2        -1.2
1995                 23.7           4.9       28.6        23.3
1996                 12.0           4.1       16.1        13.6
--------------------------------------------------------------------------------
                                STAR Fund             Composite*
Fiscal             Capital        Income      Total       Total
Year                Return        Return     Return      Return
--------------------------------------------------------------------------------
1997                 17.3%          3.9%      21.2%       17.9%
1998                  9.0           3.4       12.4        11.3
1999                  3.7           3.4        7.1        15.8
2000                  7.1           3.9       11.0         1.6
2001**               -0.4           1.6        1.2        -2.5
--------------------------------------------------------------------------------
*62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; derived from data provided by Lipper Inc.
**Six months ended June 30, 2001.
See Financial Highlights table on page 13 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------
                                       8

FINANCIAL STATEMENTS
  June 30, 2001 (unaudited)

Statement of Net Assets

This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
STAR Fund                                           Shares                 (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (62.2%)
Vanguard Windsor II Fund Investor Shares        83,511,465            $2,289,049
Vanguard Windsor Fund                           79,619,052             1,281,071
Vanguard Morgan Growth Fund Investor Shares     25,229,781               404,938
Vanguard Explorer Fund                           6,553,931               404,312
Vanguard PRIMECAP Fund                           7,265,792               404,196
Vanguard U.S. Growth Fund                       19,070,361               390,752
                                                                 ---------------
                                                                       5,174,318
                                                                 ---------------
BOND FUNDS (25.2%)

Vanguard Long-Term Corporate Fund
 Investor Shares                               123,810,801             1,049,916
Vanguard GNMA Fund Investor Shares             101,967,386             1,049,244
                                                                 ---------------
                                                                       2,099,160
                                                                 ---------------
SHORT-TERM BOND FUND (12.4%)
Vanguard Short-Term Corporate Fund
 Investor Shares                                95,834,209             1,032,134
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $6,932,688)                                                    8,305,612
--------------------------------------------------------------------------------
                                                      Face
                                                    Amount
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.07%, 7/2/2001
  (Cost $20,151)                                   $20,151                20,151
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $6,952,839)                                                    8,325,763
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
STAR Fund                                           Shares                 (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                            $ 22,491
Liabilities                                                             (26,293)
                                                                   -------------
                                                                         (3,802)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  493,602,440  outstanding  $.001 par value
 shares of  beneficial interest
  (unlimited authorization)                                           $8,321,961
================================================================================

NET ASSET VALUE PER SHARE                                                 $16.86
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                    Amount                   Per
                                                     (000)                 Share
--------------------------------------------------------------------------------
Paid-in Capital                                 $6,938,764                $14.06
Undistributed Net Investment Income                  7,093                   .01
Accumulated Net Realized Gains                       3,180                   .01
Unrealized Appreciation--Note D                  1,372,924                  2.78
--------------------------------------------------------------------------------
NET ASSETS                                      $8,321,961                $16.86
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

--------------------------------------------------------------------------------
                                                                       STAR Fund
                                                  Six Months Ended June 30, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Income Distributions Received                                         $131,393
  Interest                                                                   503
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                                            131,896
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received                                      3,776
  Investment Securities Sold                                               3,768
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                   7,544
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                                              (46,352)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ 93,088
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                                            STAR Fund
                                            ------------------------------------
                                                Six Months                  Year
                                                     Ended                 Ended
                                             June 30, 2001         Dec. 31, 2000
                                                     (000)                 (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                           $ 131,896             $ 280,565
 Realized Net Gain (Loss)                            7,544               675,183
 Change in Unrealized Appreciation (Depreciation) (46,352)             (143,321)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                        93,088               812,427
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                           (126,226)             (276,755)
 Realized Capital Gain                           (391,624)             (699,160)
--------------------------------------------------------------------------------
  Total Distributions                            (517,850)             (975,915)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                            489,687               539,595
 Issued in Lieu of Cash Distributions              505,287               950,873
 Redeemed                                        (367,012)           (1,295,288)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
   Share Transactions                              627,962               195,180
--------------------------------------------------------------------------------
 Total Increase (Decrease)                         203,200                31,692
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                             8,118,761             8,087,069
--------------------------------------------------------------------------------
 End of Period                                   $8,321,961           $8,118,761
================================================================================
1Shares Issued (Redeemed)
 Issued                                             28,208                29,873
 Issued in Lieu of Cash Distributions               30,920                53,739
 Redeemed                                         (21,262)              (71,958)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares Outstanding     37,866                11,654
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

---------------------------------------------------------------------------------------------------
                                                                          STAR Fund
                                                                     Year Ended December 31,
For a Share Outstanding         Six Months Ended     ----------------------------------------------
Throughout Each Period             June 30, 2001      2000       1999      1998      1997      1996
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $17.81    $18.21     $17.96    $17.38    $15.86    $15.03
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .27       .65        .60       .58       .60       .58
 Capital Gain Distributions Received         .01      1.07       1.13       .86      1.06       .63
 Net Realized and Unrealized Gain (Loss)
  on Investments                            (.12)      .17       (.47)      .70      1.65      1.19
---------------------------------------------------------------------------------------------------
  Total from Investment Operations           .16      1.89       1.26      2.14      3.31      2.40
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income      (.26)     (.64)      (.61)     (.58)     (.59)     (.59)
  Distributions from Realized Capital Gains (.85)    (1.65)      (.40)     (.98)    (1.20)     (.98)
---------------------------------------------------------------------------------------------------
   Total Distributions                     (1.11)    (2.29)     (1.01)    (1.56)    (1.79)    (1.57)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $16.86    $17.81     $18.21    $17.96    $17.38    $15.86
===================================================================================================

TOTAL RETURN                               1.17%    10.96%      7.13%    12.38%    21.15%    16.11%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)     $8,322    $8,119     $8,087    $8,083    $7,355    $5,863
 Ratio of Total Expenses to
  Average Net Assets--Note B                  0%        0%         0%        0%        0%        0%
 Ratio of Net Investment Income to
  Average Net Assets                       3.24%*    3.57%      3.21%     3.18%     3.46%     3.71%
 Portfolio Turnover Rate                      5%*      17%        10%       16%       15%       18%
===================================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization value U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in short-term bond and money market funds.
     In May 2001, STAR Fund shareholders approved a proposal to allow the fund's trustees to change the funds selected for investment without seeking shareholder approval. Accordingly, the fund plans to include Vanguard International Growth and International Value Funds in its stock fund investments beginning in August 2001.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
     1.  Valuation:  Investments  are  valued  at the net  asset  value  of each
Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.
     2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.
     4. Repurchase Agreements: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended June 30, 2001, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. During the six months ended June 30, 2001, the fund purchased $428,041,000 of investment securities and sold $194,675,000 of investment securities other than temporary cash investments.

D. At June 30, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $1,372,924,000, consisting of unrealized gains of $1,403,870,000 on securities that had risen in value since their purchase and $30,946,000 in unrealized losses on securities that had fallen in value since their purchase.

THE ADVANTAGES OF
GETTING CONNECTED
 Visit Vanguard.com
[COMPUTER GRAPHIC]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
     **  Choose to receive all fund reports, as well as prospectuses, online.
     ** Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic news-letters: Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R)
 Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts, New Jersey, New York, Ohio, Pennsylvania) Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
 (California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES

John J. Brennan (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

Charles D. Ellis (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

Bruce K. MacLaury (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

Burton G. Malkiel (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

Alfred M. Rankin, Jr. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

James O. Welch, Jr. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. Lawrence Wilson (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.


--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. Gregory Barton, Secretary; Managing Director-Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

Thomas J. Higgins, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.


--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

Robert A. DiStefano, Information Technology.
James H. Gately, Direct Investor Services.
Kathleen C. Gubanich, Human Resources.
Ian A. MacKinnon, Fixed Income Group.
F. William McNabb, III, Institutional Investor Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Chief Financial Officer.
George U. Sauter, Quantitative Equity Group.


--------------------------------------------------------------------------------
                                 John C. Bogle
               Founder; Chairman and Chief Executive, 1974-1996.

[Vanguard Ship Logo]
Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q562 082001

Vanguard LifeStrategy(R)Funds
Semiannual Report--June 30, 2001

BALANCED

Included within this report:
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

The Vanguard Group(R)

[Cover Art]

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY
* The returns of the Vanguard LifeStrategy Funds ranged from -5.5% to 1.6% during the six months ended June 30, 2001, a difficult period for stocks.
* The overall U.S. stock market continued to fall, but bonds posted solid results.
* International stocks, which play a modest role in three of the four funds, declined as global economic growth slowed.

CONTENTS
 1 Letter from the Chairman
 7 Fund Profiles
11 Glossary of Investment Terms
12 Performance Summaries
14 Financial Statements
28 Advantages of Vanguard.com

LETTER
 from the Chairman

Fellow Shareholder,
Global stock markets declined, but bonds rose during the six months ended June 30, the first half of fiscal 2001 for the vanguard lifestrategy funds. In this difficult environment, our returns ranged from -5.5% for the Growth Fund to 1.6% for the Income Fund.


TOTAL RETURNS                  Six Months Ended
                                  June 30, 2001
------------------------------------------------
LifeStrategy Income Fund                   1.6%
Income Composite Index*                    1.6
------------------------------------------------
LifeStrategy Conservative Growth Fund     -0.6%
Conservative Growth Composite Index*      -0.7
------------------------------------------------
LifeStrategy Moderate Growth Fund         -3.1%
Moderate Growth Composite Index*          -2.8
------------------------------------------------
LifeStrategy Growth Fund                  -5.5%
Growth Composite Index*                   -5.1
------------------------------------------------
*Total returns for the composite indexes are derived by applying the fund's target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index;
for  international  stocks,  the Morgan Stanley
Capital  International Europe,  Australasia,  Far
East Index; for bonds, the Lehman Brothers Aggregate
Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

     The adjacent table presents the total return (capital change plus reinvested dividends) for each fund during the half-year. It also shows the results for the funds' unmanaged benchmarks--composites made up of indexes that are weighted to reflect the target asset allocation of each fund. On page 6, in the table that follows this letter, you'll find detailed per-share figures for each fund, including its net asset value at the beginning and end of the semiannual period, the income dividends and capital gains distributions it paid during the period, and its annualized yield as of June 30.


MARKET BAROMETER                                                   Total Returns
                                                     Periods Ended June 30, 2001

                                                   Six          One         Five
                                                Months         Year       Years*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -6.7%       -14.8%        14.5%
Russell 2000 Index (Small-caps)                   6.9          0.6          9.6
Wilshire 5000 Index (Entire market)              -5.8        -15.4         13.1
MSCI EAFE Index (International)                  -14.4       -23.3          3.2
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       3.6%        11.2%         7.5%
Lehman 10 Year Municipal Bond Index               2.8          9.5          6.6
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                         2.5          5.6          5.2
--------------------------------------------------------------------------------
CPI
Consumer Price Index                              2.3%         3.2%         2.6%
--------------------------------------------------------------------------------
*Annualized.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with a year ago. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.

--------------------------------------------------------------------------------
During the half-year, the Federal Reserve Board sliced 2.75 percentage points from short-term interest rates to stimulate the economy.
--------------------------------------------------------------------------------

     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.
     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-capitalization growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.

--------------------------------------------------------------------------------
A spate of earnings warnings and shortfalls hurt the U.S. stock market, especially large-cap growth stocks.
--------------------------------------------------------------------------------

     International stocks followed the same pattern: Relative strength among smaller value stocks was offset by weakness in growth stocks. Most stock markets finished the half-year with losses in their local currencies. The U.S. dollar's gains against other currencies exacerbated the losses for U.S.-based investors.
     Bonds delivered solid returns. When the period began, the yield curve was "inverted"--that is, the yield on 3-month issues exceeded the yields on 5-, 10-, and 30-year securities. The Fed's rate-cutting campaign, however, boosted the prices of shorter-term bonds, pushing their yields downward and returning the curve to a more normal shape. Longer-term interest rates declined initially, but then rose, perhaps signaling concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts.

PERFORMANCE OVERVIEW
As you know, the LifeStrategy Funds invest not in individual stocks and bonds but in other Vanguard mutual funds. This "fund of funds" approach lends broad diversification, but--as the first half of 2001 demonstrated--it does not eliminate market risk. Only the Income Fund recorded a positive total return during the period.
     The returns of our underlying funds for the six months ranged from -13.2% to 4.5%. The weakest performer was Vanguard Total International Stock Index Fund, which accounts for 5%, 10%, and 15% of the Conservative Growth, Moderate Growth, and Growth Funds, respectively. A fund of funds itself, Total International tracks the performance of stocks in Europe, the Pacific Rim, and emerging markets. In the first quarter of 2001, returns from each of those segments were negative--a disappointment compounded by a rise in the value of the U.S. dollar. International markets were flat in the second quarter. Our best performer was Vanguard Short-Term Corporate Fund, which accounts for one-fifth of the assets of both the Income and Conservative Growth Funds. Its price rose as short-term interest rates fell. Our Total Stock Market Index and Total Bond Market Index Funds posted returns of -5.7% and 4.1%, respectively.
     Vanguard Asset Allocation Fund, which accounts for a quarter of each LifeStrategy Fund's portfolio, returned -4.6% during the half-year. The fund aims to capture a significant portion of the stock market's return while exposing investors to less risk than an all-equity portfolio. To meet

--------------------------------------------------------------------------------
TARGET AND ACTUAL
ASSET ALLOCATIONS                                Percentages as of June 30, 2001

                                                                    Short-Term
                             Stocks*             Bonds              Investments
                        ----------------   -----------------    ----------------
LifeStrategy Fund        Target   Actual   Target     Actual     Target   Actual
--------------------------------------------------------------------------------
Income                    20%      20%      60%        60%        20%       20%
Conservative Growth       40       40       40         40         20        20
Moderate Growth           60       60       40         40          0         0
Growth                    80       80       20         20          0         0
--------------------------------------------------------------------------------
*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equal, respectively, 0%, 5%, 10%, and 15% of assets.

this objective, the fund's adviser relies on a proprietary computer model that forecasts the long-term returns of large-cap stocks, long-term bonds, and cash investments. The fund may invest in any combination of these asset classes, and it has an excellent long-term performance record. In February and March, however, it stumbled a bit.
     After starting the half-year with 70% of its assets in stocks and 30% in bonds, the Asset Allocation Fund took a more aggressive stance, moving in two steps to a 90%/10% mix by mid-March. The moves were intended to take advantage of steep declines in equity prices, which made stocks appear relatively more attractive. Unfortunately, stock prices continued their descent, and although the adviser cut the fund's exposure to equities twice in April and once in May, the fund's half-year return slightly trailed the -4.2% result of its composite index benchmark (65% Standard & Poor's 500 Index and 35% Lehman Brothers Long U.S. Treasury Bond Index). As of June 30, the fund had 60% of its assets in stocks and 40% in bonds.


TOTAL RETURNS                                    Six Months Ended June 30, 2001

                                                                    Mutual Fund
LifeStrategy Fund         Vanguard Fund          Average*            Difference
--------------------------------------------------------------------------------
Income                       1.6%                 1.1%                 +0.5%
Conservative Growth         -0.6                 -1.0                  +0.4
Moderate Growth             -3.1                 -3.1                    --
Growth                      -5.5                 -5.3                  -0.2
--------------------------------------------------------------------------------
*Each average is a blended composite that weights the returns of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc.

     As the above table shows, the LifeStrategy Income and Conservative Growth Funds posted good results compared with the composite returns of their mutual fund peers. The 1.6% total return of the Income Fund was 0.5 percentage point higher than the gain that would have resulted from a portfolio weighted 20% stocks, 60% bonds, and 20% short-term investments and invested in the average mutual fund for each asset class. Only the Growth Fund came up short during the six months, trailing the composite average return of its mutual fund peers by a scant 0.2 percentage point.

IN SUMMARY
Diversification and  balance--investment  principles that the LifeStrategy Funds exhibit in spades--once more proved their worth during the first half of 2001. A third enduring principle underlying the funds is simplicity--holding a mix of stock, bond, and balanced mutual funds in a single portfolio. These three principles are a firm foundation that enable you to stay the course toward long-term financial goals despite periodic storms in the financial markets.
     We thank you for entrusting your hard-earned money to Vanguard.

Sincerely,
[PHOTO]
JOHN J. BRENNAN
Chairman and
Chief Executive Officer
July 10, 2001



--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
The fiscal year-end for the Vanguard LifeStrategy Funds is being changed from December 31 to October 31. The change will not affect the funds' investment objectives or policies. Rather, it is part of a wider effort to improve the efficiency and reduce the costs of producing Vanguard fund reports by spreading the work more evenly throughout the year.
In December, shareholders of the LifeStrategy Funds will receive a fund report covering the ten-month period from December 31, 2000, through October 31, 2001. After that, shareholders will receive a semiannual report each June, covering the six months from November 1 through April 30, and an annual report each December, covering the twelve months through October.

FUND STATISTICS
                         Net Asset Value              Six Months Ended
                           Per Share                    June 30, 2001
                --------------------------   -----------------------------------
                 December 31,    June 30,       Income   Capital Gains      SEC
LifeStrategy Fund        2000        2001    Dividends   Distributions    Yield*
--------------------------------------------------------------------------------
Income                 $13.01      $12.88       $0.31       $0.02          5.41%
Conservative Growth     14.71       14.30        0.28        0.04          4.42
Moderate Growth         17.25       16.44        0.22        0.06          3.44
Growth                  19.59       18.29        0.16        0.06          2.43
--------------------------------------------------------------------------------
*30-day advertised yield net of expenses at month-end.

FUND PROFILE                                                 As of June 30, 2001
 for LifeStrategy Income Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 11.

---------------------------------------
FINANCIAL ATTRIBUTES

Yield                            5.4%
Expense Ratio                      0%
Average Weighted Expense Ratio* 0.27%
---------------------------------------

-----------------------------
EQUITY INVESTMENT FOCUS
[Chart]

MARKET CAP - Large
STYLE - Blend
-----------------------------

--------------------------------
VOLATILITY MEASURES

Lehman Fund Index**
R-Squared          0.22    1.00
Beta               0.70    1.00
--------------------------------

-------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund       50.0%
Vanguard Asset Allocation Fund              25.0
Vanguard Short-Term Corporate Fund          19.9
Vanguard Total Stock Market Index Fund       5.1
-------------------------------------------------
Total                                      100.0%
-------------------------------------------------

---------------------------------
FIXED INCOME
 INVESTMENT FOCUS
[Chart]

CREDIT QUALITY - Treasury/Agency
AVERAGE MATURITY - Medium
---------------------------------

-----------------------------
FUND ASSET ALLOCATION
[Pie Chart]

Short-Term Investments   20%
Stocks                   20%
Bonds                    60%
-----------------------------

 *For underlying funds; annualized.
**Lehman Aggregate Bond Index.

[COMPUTER]
Visit our website
www.vanguard.com
for regularly updated
fund information.

FUND PROFILE                                                 As of June 30, 2001
 for LifeStrategy Conservative Growth Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 11.

--------------------------------------
FINANCIAL ATTRIBUTES

Yield                            4.4%
Expense Ratio                      0%
Average Weighted Expense Ratio* 0.27%
--------------------------------------


------------------------
EQUITY INVESTMENT FOCUS
[Chart]

MARKET CAP - Large
STYLE - Blend
------------------------


--------------------------------
VOLATILITY MEASURES
                       Wilshire
                   Fund    5000
--------------------------------
R-Squared          0.94    1.00
Beta               0.38    1.00
--------------------------------

----------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund          29.9%
Vanguard Asset Allocation Fund                -25.1
Vanguard Total Stock Market Index Fund         20.3
Vanguard Short-Term Corporate Fund             19.9
Vanguard Total International Stock Index Fund   4.8
----------------------------------------------------
Total                                         100.0%
-----------------------------------------------------

--------------------------------
FIXED INCOME
 INVESTMENT FOCUS

CREDIT QUALITY - Treasury/Agency
AVERAGE MATURITY - Medium
---------------------------------

----------------------------
FUND ASSET ALLOCATION

Short-Term Investments   20%
Stocks                   40%
Bonds                    40%
----------------------------

*For underlying funds; annualized.

FUND PROFILE                                                 As of June 30, 2001
 for LifeStrategy Moderate Growth Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 11.

---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              3.4%
Expense Ratio                        0%
Average Weighted Expense Ratio*   0.27%
---------------------------------------

--------------------------
EQUITY INVESTMENT FOCUS
[Chart]

MARKET CAP - Large
STYLE - Blend
--------------------------


-----------------------------------
VOLATILITY MEASURES
                          Wilshire
                      Fund    5000
-----------------------------------
R-Squared             0.98    1.00
Beta                  0.57    1.00
-----------------------------------


----------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Stock Market Index Fund         35.5%
Vanguard Total Bond Market Index Fund          29.8
Vanguard Asset Allocation Fund                 25.1
Vanguard Total International Stock Index Fund   9.6
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------

----------------------------------
FIXED INCOME
 INVESTMENT FOCUS
[Chart]

CREDIT QUALITY - Treasury/Agency
AVERAGE MATURITY - Medium
----------------------------------

----------------------
FUND ASSET ALLOCATION
[Chart]

Bonds             40%
Stocks            60%
----------------------

*For underlying funds; annualized.

[Computer]
Visit our website
www.vanguard.com
for regularly updated
fund information.

FUND PROFILE                                                 As of June 30, 2001
 for LifeStrategy Growth Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 11.

--------------------------------------
FINANCIAL ATTRIBUTES
--------------------------------------
Yield                             2.4%
Expense Ratio                       0%
Average Weighted Expense Ratio*  0.28%
--------------------------------------

-------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP - Large
STYLE - Blend
-------------------------


------------------------------------
VOLATILITY MEASURES

                            Wilshire
                      Fund    5000
------------------------------------
R-Squared             0.99    1.00
Beta                  0.75    1.00
------------------------------------


---------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Stock Market Index Fund        50.1%
Vanguard Asset Allocation Fund                25.0
Vanguard Total International Stock Index Fund 14.8
Vanguard Total Bond Market Index Fund         10.1
---------------------------------------------------
Total                                        100.0%
---------------------------------------------------

---------------------------------
FIXED INCOME
 INVESTMENT FOCUS

CREDIT QUALITY - Treasury/Agency
AVERAGE MATURITY - Medium
---------------------------------

---------------------
FUND ASSET ALLOCATION

Bonds            20%
Stocks           80%
---------------------


*For underlying funds; annualized.

GLOSSARY
of Investment Terms

Average Weighted Expense Ratio. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

In the performance summaries below and on the following page, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

LifeStrategy Income Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                    September 30, 1994-June 30, 2001
--------------------------------------------------------------------------------
                         LifeStrategy Income Fund                      Income
                                                                      Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1994            -1.2%               1.4%             0.2%                0.3%
1995            17.7                5.3             23.0                19.2
1996             1.9                5.7              7.6                 7.4
1997             8.5                5.7             14.2                13.0
--------------------------------------------------------------------------------
                         LifeStrategy Income Fund                      Income
                                                                      Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1998             7.9%               5.3%            13.2%               11.2%
1999            -2.5                5.3              2.8                 5.0
2000             2.1                6.0              8.1                 5.9
2001**          -0.8                2.4              1.6                 1.6
--------------------------------------------------------------------------------
*60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 22 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------



LifeStrategy Conservative Growth Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                    September 30, 1994-June 30, 2001
--------------------------------------------------------------------------------
                        LifeStrategy Conservative                   Conservative
                              Growth Fund                              Growth
                                                                     Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1994            -1.3%               1.4%             0.1%                0.1%
1995            19.3                5.0             24.3                21.4
1996             5.6                4.8             10.4                10.1
1997            12.0                4.8             16.8                15.8
--------------------------------------------------------------------------------
                        LifeStrategy Conservative                   Conservative
                              Growth Fund                              Growth
                                                                     Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1998            11.3%               4.6%            15.9%               14.2%
1999             3.4                4.5              7.9                10.0
2000            -1.6                4.7              3.1                 1.1
2001**          -2.5                1.9             -0.6                -0.7
--------------------------------------------------------------------------------
*40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 23 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------

LifeStrategy Moderate Growth Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                    September 30, 1994-June 30, 2001
--------------------------------------------------------------------------------
                            LifeStrategy Moderate                     Moderate
                                Growth Fund                            Growth
                                                                     Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1994            -2.1%               1.4%            -0.7%               -0.3%
1995            24.1                3.8             27.9                26.5
1996             9.0                3.7             12.7                12.6
1997            15.9                3.9             19.8                19.5
--------------------------------------------------------------------------------
                            LifeStrategy Moderate                     Moderate
                                Growth Fund                            Growth
                                                                     Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1998            15.5%               3.5%            19.0%               17.8%
1999             8.6                3.4             12.0                13.9
2000            -4.4                3.5             -0.9                -2.5
2001**          -4.3                1.2             -3.1                -2.8
--------------------------------------------------------------------------------
*50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 24 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------





LifeStrategy Growth Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                   September 30, 1994-June 30, 2001
--------------------------------------------------------------------------------
                          LifeStrategy Growth Fund                     Growth
                                                                     Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1994            -1.5%               1.4%            -0.1%               -0.6%
1995            26.0                3.2             29.2                28.9
1996            12.5                2.9             15.4                15.4
1997            19.4                2.9             22.3                22.3
--------------------------------------------------------------------------------
                          LifeStrategy Growth Fund                     Growth
                                                                     Composite
                                                                        Index*
Fiscal         Capital            Income            Total               Total
Year           Return             Return           Return              Return
--------------------------------------------------------------------------------
1998            18.8%               2.6%            21.4%               20.5%
1999            14.8                2.5             17.3                19.1
2000            -7.8                2.4             -5.4                -7.0
2001**          -6.3                0.8             -5.5                -5.1
--------------------------------------------------------------------------------
*65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 25 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
June 30, 2001 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
LifeStrategy Income Fund                                   Shares          (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------

STOCK FUND (5.1%)
Vanguard Total Stock Market Index Fund Investor Shares  1,334,898         36,643
                                                                       ---------
BALANCED FUND (24.9%)
Vanguard Asset Allocation Fund                          8,108,702        180,581
                                                                       ---------
BOND FUND (49.9%)
Vanguard Total Bond Market Index Fund Investor Shares  35,913,291        360,569
                                                                       ---------
SHORT-TERM BOND FUND (19.9%)
Vanguard Short-Term Corporate Fund Investor Shares     13,335,719        143,626
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $701,902)                                                        721,419
--------------------------------------------------------------------------------
                                                             Face
                                                           Amount
                                                            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.07%, 7/2/2001
  (Cost $1,618)                                            $1,618          1,618
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $703,520)                                                        723,037
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                              15,482
Liabilities                                                             (15,248)
                                                                    ------------
                                                                             234
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 56,139,461 outstanding $.001 par value shares of beneficial interest
 (unlimited authorization)                                              $723,271
================================================================================
NET ASSET VALUE PER SHARE                                                 $12.88
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                           Amount            Per
                                                            (000)          Share
--------------------------------------------------------------------------------
Paid-in Capital                                         $ 703,494         $12.53
Undistributed Net Investment Income                         1,391            .02
Accumulated Net Realized Losses                           (1,131)          (.02)
Unrealized Appreciation--Note D                            19,517            .35
--------------------------------------------------------------------------------
NET ASSETS                                               $723,271         $12.88
================================================================================

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
LifeStrategy Conservative Growth Fund                      Shares          (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (25.1%)
Vanguard Total Stock Market Index Fund Investor Shares 14,052,495      $ 385,741
Vanguard Total International Stock Index Fund           8,852,959         90,920
                                                                     -----------
                                                                         476,661
                                                                     -----------
BALANCED FUND (25.0%)
Vanguard Asset Allocation Fund                         21,377,392        476,075
                                                                     -----------
BOND FUND (29.9%)
Vanguard Total Bond Market Index Fund Investor Shares  56,659,904        568,865
                                                                     -----------
SHORT-TERM BOND FUND (19.8%)
Vanguard Short-Term Corporate Fund Investor Shares     35,023,334        377,201
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $1,767,888)                                                    1,898,802
--------------------------------------------------------------------------------
                                                             Face
                                                           Amount
                                                            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.07%, 7/2/2001
  (Cost $4,599)                                            $4,599          4,599
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $1,772,487)                                                    1,903,401
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets                                                              27,222
Liabilities                                                             (28,626)
                                                                      ----------
                                                                         (1,404)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 133,025,698 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                     $1,901,997
================================================================================

NET ASSET VALUE PER SHARE                                                $ 14.30
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
--------------------------------------------------------------------------------
Paid-in Capital                                        $1,775,238         $13.35
Undistributed Net Investment Income                         2,610            .02
Accumulated Net Realized Losses                           (6,765)          (.05)
Unrealized Appreciation--Note D                           130,914            .98
--------------------------------------------------------------------------------
NET ASSETS                                             $1,901,997         $14.30
================================================================================

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
LifeStrategy Moderate Growth Fund                          Shares          (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
STOCK FUNDS (45.1%)
Vanguard Total Stock Market Index Fund Investor Shares 52,573,007      1,443,129
Vanguard Total International Stock Index Fund          38,050,956        390,783
                                                                    ------------
                                                                       1,833,912
                                                                    ------------
BALANCED FUND (25.1%)
Vanguard Asset Allocation Fund                         45,877,833      1,021,699
                                                                    ------------
BOND FUND (29.8%)
Vanguard Total Bond Market Index Fund Investor Shares 120,825,409      1,213,087
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $3,800,555)                                                    4,068,698
--------------------------------------------------------------------------------
                                                             Face
                                                           Amount
                                                            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.07%, 7/2/2001
  (Cost $128,122)                                        $128,122        128,122
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%)
  (Cost $3,928,677)                                                    4,196,820
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------
Other Assets                                                              73,641
Payables for Capital Shares Redeemed                                   (188,956)
Other Liabilities                                                       (11,193)
                                                                     -----------
                                                                       (126,508)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 247,621,353 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                    $4,070,312
================================================================================

NET ASSET VALUE PER SHARE                                                 $16.44
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
--------------------------------------------------------------------------------
Paid-in Capital                                       $ 3,820,154        $ 15.43
Undistributed Net Investment Income                         4,458            .02
Accumulated Net Realized Losses                          (22,443)          (.09)
Unrealized Appreciation--Note D                           268,143           1.08
--------------------------------------------------------------------------------
NET ASSETS                                             $4,070,312         $16.44
================================================================================

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
LifeStrategy Growth Fund                                   Shares          (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------
STOCK FUNDS (64.7%)
Vanguard Total Stock Market Index Fund Investor Shares 65,848,119    $ 1,807,531
Vanguard Total International Stock Index Fund          51,820,545        532,197
                                                                   -------------
                                                                       2,339,728
                                                                   -------------
BALANCED FUND (24.9%)
Vanguard Asset Allocation Fund                         40,440,957        900,620
                                                                   -------------
BOND FUND (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares  36,130,019        362,746
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $3,393,178)                                                    3,603,094
--------------------------------------------------------------------------------
                                                             Face
                                                           Amount
                                                            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.07%, 7/2/2001
  (Cost $4,905)                                            $4,905          4,905
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $3,398,083)                                                    3,607,999
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets                                                              34,728
Liabilities                                                             (28,055)
                                                                   -------------
                                                                           6,673
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 197,589,762 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                    $3,614,672
================================================================================
NET ASSET VALUE PER SHARE                                                 $18.29
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
--------------------------------------------------------------------------------
Paid-in Capital                                        $3,409,175         $17.25
Undistributed Net Investment Income                         1,628            .01
Accumulated Net Realized Losses                           (6,047)          (.03)
Unrealized Appreciation--Note D                           209,916           1.06
--------------------------------------------------------------------------------
NET ASSETS                                             $3,614,672         $18.29
================================================================================

STATEMENT OF OPERATIONS

This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

------------------------------------------------------------------------------------------------------------------
                                                       LifeStrategy            LifeStrategy
                                LifeStrategy           Conservative                Moderate           LifeStrategy
                                      Income                 Growth                  Growth                 Growth
                                        Fund                   Fund                    Fund                   Fund
                               -----------------------------------------------------------------------------------
                                                             Six Months Ended June 30, 2001
                               -----------------------------------------------------------------------------------
                                       (000)                  (000)                   (000)                  (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Income Distributions Received      $ 17,833                $39,210                 $60,585               $ 32,853
 Interest                                 73                    118                     139                    138
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B         17,906                 39,328                  60,724                 32,991
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received      --                     --                      --                     --
 Investment Securities Sold            (573)                (7,079)                (19,025)                (4,183)
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)               (573)                (7,079)                (19,025)                (4,183)
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT
  SECURITIES                         (6,102)               (41,452)               (149,489)              (235,582)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS           $11,231               $(9,203)              $(107,790)             $(206,774)
==================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-----------------------------------------------------------------------------------------------------------
                                              LifeStrategy                             LifeStrategy
                                              Income Fund                        Conservative Growth Fund
                              -------------------------------------      ----------------------------------
                                  Six Months                 Year            Six Months                Year
                                       Ended                Ended                 Ended               Ended
                               June 30, 2001        Dec. 31, 2000         June 30, 2001       Dec. 31, 2000
                                       (000)                (000)                 (000)               (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income              $ 17,906             $ 32,632              $ 39,328            $ 83,125
 Realized Net Gain (Loss)              (573)                  445               (7,079)              13,050
 Change in Unrealized Appreciation
  (Depreciation)                     (6,102)                9,902              (41,452)            (41,974)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations          11,231               42,979               (9,203)              54,201
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income              (16,622)             (32,477)              (36,698)            (82,893)
 Realized Capital Gain               (1,052)              (3,248)               (5,276)            (18,906)
  Total Distributions               (17,674)             (35,725)              (41,974)           (101,799)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                              166,657              200,923               325,158             540,522
 Issued in Lieu of Cash Distributions 15,869               31,446                39,973              95,018
 Redeemed                           (84,661)            (163,152)             (309,179)           (438,467)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions         97,865               69,217                55,952             197,073
-----------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)            91,422               76,471                 4,775             149,475
-----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                 631,849              555,378             1,897,222           1,747,747
-----------------------------------------------------------------------------------------------------------
 End of Period                      $723,271             $631,849            $1,901,997          $1,897,222
===========================================================================================================

1Shares Issued (Redeemed)
 Issued                               12,837               15,465                22,598              35,940
 Issued in Lieu of Cash Distributions  1,236                2,429                 2,835               6,333
 Redeemed                            (6,514)             (12,634)              (21,409)            (29,028)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares
   Outstanding                         7,559                5,260                 4,024              13,245
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
                                          LifeStrategy                               LifeStrategy
                                       Moderate Growth Fund                           Growth Fund
                        -----------------------------------------    --------------------------------------
                                  Six Months                 Year            Six Months                Year
                                       Ended                Ended                 Ended               Ended
                               June 30, 2001        Dec. 31, 2000         June 30, 2001       Dec. 31, 2000
                                       (000)                (000)                 (000)               (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income               $ 60,724            $ 131,212              $ 32,991            $ 87,137
Realized Net Gain (Loss)            (19,025)               17,741               (4,183)              17,484
Change in Unrealized Appreciation
 (Depreciation)                    (149,489)            (183,697)             (235,582)           (298,870)
-----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations        (107,790)             (34,744)             (206,774)           (194,249)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income              (56,120)            (131,009)              (31,077)            (86,749)
 Realized Capital Gain              (13,708)             (27,713)              (11,479)            (27,769)
-----------------------------------------------------------------------------------------------------------
  Total Distributions               (69,828)            (158,722)              (42,556)           (114,518)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                              851,933            1,447,861               453,392           1,482,509
 Issued in Lieu of Cash Distributions 67,466              150,302                41,982             112,850
 Redeemed                          (582,046)            (934,837)             (369,767)           (725,228)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions        337,353              663,326               125,607             870,131
-----------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)           159,735              469,860             (123,723)             561,364
-----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period               3,910,577            3,440,717             3,738,395           3,177,031
-----------------------------------------------------------------------------------------------------------
 End of Period                    $4,070,312           $3,910,577            $3,614,672          $3,738,395
===========================================================================================================

1Shares Issued (Redeemed)
 Issued                               51,715               80,588                24,233              71,298
 Issued in Lieu of Cash Distributions  4,128                8,493                 2,331               5,506
 Redeemed                           (34,970)             (51,629)              (19,782)            (34,368)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares
   Outstanding                        20,873               37,452                 6,782              42,436
===========================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per- share basis. The table also presents each fund's Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because each fund pays no direct expenses; its share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of each fund's net income and total returns from year to year; the relative contributions of net income and capital gains to each fund's total return; the extent to which each fund tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in each fund for one year.

----------------------------------------------------------------------------------------------
                                                              LifeStrategy Income Fund
                                                               Year Ended December 31,
For a Share Outstanding         Six Months Ended    ------------------------------------------
Throughout Each Period             June 30, 2001     2000     1999     1998     1997     1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $13.01   $12.82   $13.22   $12.43   $11.55   $11.54
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .33      .74      .69      .63      .63      .64
 Capital Gain Distributions Received          --      .04      .14      .20      .15      .19
 Net Realized and Unrealized Gain (Loss)
  on Investments                            (.13)     .23     (.47)     .78      .83      .03
----------------------------------------------------------------------------------------------
  Total from Investment Operations           .20     1.01      .36     1.61     1.61      .86
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.31)    (.74)    (.69)    (.63)    (.63)    (.64)
 Distributions from Realized Capital Gains  (.02)    (.08)    (.07)    (.19)    (.10)    (.21)
----------------------------------------------------------------------------------------------
  Total Distributions                       (.33)    (.82)    (.76)    (.82)    (.73)    (.85)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $12.88   $13.01   $12.82   $13.22   $12.43   $11.55
==============================================================================================

Total Return                               1.56%    8.06%    2.82%   13.17%   14.23%    7.65%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $723     $632     $555     $449     $244     $151
 Ratio of Expenses to
  Average Net Assets--Note B                  0%       0%       0%       0%       0%       0%
 Ratio of Net Investment Income to
  Average Net Assets                       5.29%*   5.84%    5.37%    5.24%    5.54%    5.66%
 Portfolio Turnover Rate                      5%*     17%      11%       3%       6%      22%
==============================================================================================
*Annualized.

----------------------------------------------------------------------------------------------
                                                       LifeStrategy Conservative Growth Fund
                                                               Year Ended December 31,
For a Share Outstanding         Six Months Ended    ------------------------------------------
Throughout Each Period             June 30, 2001     2000     1999     1998     1997     1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $14.71   $15.10   $14.71   $13.40   $12.14   $11.68
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .30      .70      .64      .58      .56      .53
 Capital Gain Distributions Received          --      .06      .18      .20      .18      .20
 Net Realized and Unrealized Gain (Loss)
  on Investments                            (.39)    (.29)     .31     1.32     1.27      .46
----------------------------------------------------------------------------------------------
  Total from Investment Operations          (.09)     .47     1.13     2.10     2.01     1.19
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.28)    (.70)    (.63)    (.59)    (.56)    (.53)
 Distributions from Realized Capital Gains  (.04)    (.16)    (.11)    (.20)    (.19)    (.20)
----------------------------------------------------------------------------------------------
  Total Distributions                       (.32)    (.86)    (.74)    (.79)    (.75)    (.73)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $14.30   $14.71   $15.10   $14.71   $13.40   $12.14
==============================================================================================

TOTAL RETURN                              -0.57%    3.12%    7.86%   15.88%   16.81%   10.36%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)     $1,902   $1,897   $1,748   $1,416     $803     $462
 Ratio of Expenses to
  Average Net Assets--Note B                  0%       0%       0%       0%       0%       0%
 Ratio of Net Investment Income to
  Average Net Assets                       4.15%*   4.73%    4.34%    4.32%    4.61%    4.86%
 Portfolio Turnover Rate                     21%*      9%       5%       3%       1%       2%
==============================================================================================
*Annualized.

Financial Highlights (continued)
----------------------------------------------------------------------------------------------
                                                         LifeStrategy Moderate Growth Fund
                                                               Year Ended December 31,
For a Share Outstanding         Six Months Ended    ------------------------------------------
Throughout Each Period             June 30, 2001     2000     1999     1998     1997     1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $17.25   $18.18   $16.86   $14.81   $12.97   $12.11
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .24      .64      .55     .510     .490      .44
 Capital Gain Distributions Received          --      .08      .24     .241     .236      .22
 Net Realized and Unrealized Gain (Loss)
  on Investments                            (.77)    (.87)    1.21    2.054    1.819      .87
----------------------------------------------------------------------------------------------
  Total from Investment Operations          (.53)    (.15)    2.00    2.805    2.545     1.53
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.22)    (.64)    (.55)   (.510)   (.490)    (.44)
 Distributions from Realized Capital Gains  (.06)    (.14)    (.13)   (.245)   (.215)    (.23)
----------------------------------------------------------------------------------------------
  Total Distributions                       (.28)    (.78)    (.68)   (.755)   (.705)    (.67)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $16.44   $17.25   $18.18   $16.86   $14.81   $12.97
==============================================================================================

TOTAL RETURN                              -3.06%   -0.88%   12.01%   19.03%   19.77%   12.71%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)     $4,070   $3,911   $3,441   $2,202   $1,358     $826
 Ratio of Expenses to
  Average Net Assets--Note B                  0%       0%       0%       0%       0%       0%
 Ratio of Net Investment Income to
  Average Net Assets                       3.04%*   3.59%    3.47%    3.43%    3.72%    3.98%
 Portfolio Turnover Rate                     19%*     12%       3%       5%       2%       3%
==============================================================================================
*Annualized.

----------------------------------------------------------------------------------------------
                                                              LifeStrategy Growth Fund
                                                               Year Ended December 31,
For a Share Outstanding         Six Months Ended    ------------------------------------------
Throughout Each Period             June 30, 2001     2000     1999     1998     1997     1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $19.59   $21.41   $18.79   $16.04   $13.68   $12.36
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .17      .51      .45     .410      .39      .34
 Capital Gain Distributions Received          --      .10      .29     .264      .28      .24
 Net Realized and Unrealized Gain (Loss)
  on Investments                           (1.25)   (1.75)    2.49    2.751     2.36     1.32
----------------------------------------------------------------------------------------------
  Total from Investment Operations         (1.08)   (1.14)    3.23    3.425     3.03     1.90
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.16)    (.51)    (.45)   (.410)    (.38)    (.35)
 Distributions from Realized Capital Gains  (.06)    (.17)    (.16)   (.265)    (.29)    (.23)
----------------------------------------------------------------------------------------------
  Total Distributions                       (.22)    (.68)    (.61)   (.675)    (.67)    (.58)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $18.29   $19.59   $21.41   $18.79   $16.04   $13.68
==============================================================================================

TOTAL RETURN                              -5.49%   -5.44%   17.32%   21.40%   22.26%   15.41%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)     $3,615   $3,738   $3,177   $1,924   $1,184     $629
 Ratio of Expenses to
  Average Net Assets--Note B                  0%       0%       0%       0%       0%       0%
 Ratio of Net Investment Income to
  Average Net Assets                       1.84%*   2.49%    2.50%    2.53%    2.84%    3.18%
 Portfolio Turnover Rate                      7%*      6%       1%       2%       1%       0%
==============================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1.  Valuation:  Investments  are  valued  at the net  asset  value  of each
Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     4. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the six months ended June 30, 2001, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. During the six months ended June 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                             (000)
                                               ---------------------------------
LifeStrategy Fund                               Purchases            Sales
--------------------------------------------------------------------------------
Income                                           $115,665         $ 17,828
Conservative Growth                               248,832          195,693
Moderate Growth                                   767,583          390,224
Growth                                            255,592          128,109
--------------------------------------------------------------------------------

D. At June 30, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                   ---------------------------------------------
                                                                             Net
                                   Appreciated      Depreciated       Unrealized
LifeStrategy Fund                   Securities       Securities     Appreciation
--------------------------------------------------------------------------------
Income                                $ 19,517               --         $ 19,517
Conservative Growth                    134,485        $ (3,571)          130,914
Moderate Growth                        297,408         (29,265)          268,143
Growth                                 264,785         (54,869)          209,916
--------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
 Visit Vanguard.com
[Computer graphic]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
     **Choose to receive all fund reports, as well as prospectuses, online. **Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE PEOPLE
 Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
John J. Brennan (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

Charles D. Ellis (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

Bruce K. MacLaury (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

Burton G. Malkiel (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

Alfred M. Rankin, Jr. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

James O. Welch, Jr. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. Lawrence Wilson (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.


--------------------------------------------------------------------------------
OTHER FUND OFFICERS
R. Gregory Barton, Secretary; Managing Director-;Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

Thomas J. Higgins, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.


--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
Robert A. DiStefano, Information Technology.
James H. Gately, Direct Investor Services.
Kathleen C. Gubanich, Human Resources.
Ian A. MacKinnon, Fixed Income Group.
F. William McNabb, III, Institutional Investor Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Chief Financial Officer.
George U. Sauter, Quantitative Equity Group.


--------------------------------------------------------------------------------
                                 John C. Bogle
               Founder; Chairman and Chief Executive, 1974-;1996.

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Q882 082001